SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED) (Details Textual)	12 Months Ended
	Dec. 31, 2016 bbl	Dec. 31, 2015 bbl	Dec. 31, 2016 Mcf	Dec. 31, 2015 Mcf	Dec. 31, 2014 bbl Mcf
Reserve Quantities [Line Items]
Description Of Oil And Gas Reserves Price	based on the 12 month arithmetic average first of month price January through December 31
Natural gas price (per MMBtu)	2.05	2.79
Crude oil price (per barrel)	37.30	42.59
Crude Oil [Member]
Reserve Quantities [Line Items]
Percentage Of Reserves Comprised On Energy Equivalent Basis	46.00%	59.00%
Proved Developed and Undeveloped Reserves, Net	550,705	33,430			899,727
Natural Gas [Member]
Reserve Quantities [Line Items]
Percentage Of Reserves Comprised On Energy Equivalent Basis	54.00%	41.00%
Proved Developed and Undeveloped Reserves, Net	3,871,506	141,450	3,871,506	141,450	4,237,241